Long-Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 03, 2021
Disclosure of detailed information about borrowings [line items]
Current total	$ 86	$ 753
Non-current total	1,065	1,053
Total	$ 1,151	1,806	$ 2,372
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
Current total	$ 0	586
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%			1.40%
Current total	$ 24	0
Non-current total	1,023	974
Various
Disclosure of detailed information about borrowings [line items]
Current total	$ 62	167
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 1,023	974
Various
Disclosure of detailed information about borrowings [line items]
Non-current total	$ 42	$ 79